Prepayments and other current assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Prepayments and other current assets
Prepaid issuance fee	$ 575,594	$ 0
Prepaid service fees	1,385,756	900,968
Other current assets	1,752	1,843
Total	$ 1,963,102	$ 902,811